File Nos. 333-104881
                                                                      811-08325
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No. __                                    [ ]
      Post-Effective Amendment No. _2__                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment No. _17__                                               [X]

                        (Check appropriate box or boxes.)

     BMA Variable Annuity Account A
     -------------------------------
     (Exact Name of Registrant)

     Business Men's Assurance Company of America
     -------------------------------------------
     (Name of Depositor)

     2000 Wade Hampton Boulevard, Greenville, SC                     29615
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)


Depositor's Telephone Number, including Area Code  (800) 551-8354


     Name and Address of Agent for Service

     R. David Black
     Business Men's Assurance Company of America
     2000 Wade Hampton Blvd.
     Greenville, SC 29615-1064

     Copies to:
     Lynn K. Stone
     Blazzard, Grodd & Hasenauer, P.C.
     943 Post Road East
     Westport, CT 06880
     (203) 226-7866


It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
__X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Purchase Payment Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                  Location

                                           PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Summary

Item 4.          Condensed Financial Information                          Appendix A

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          BMA; The Separate
                                                                          Account; Investment
                                                                          Portfolios; Appendix B

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
                                           PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Performance Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A


                           FIXED AND VARIABLE ANNUITY

                                    issued by

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       and

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

      This prospectus describes the Fixed and Variable Annuity Contract offered by Business Men's Assurance Company of America (BMA). The annuity contract has __ investment choices--a fixed account option and __ investment portfolios listed below.

      The __ investment portfolios are part of Investors Mark Series Fund, Inc., Janus Aspen Series, The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Variable Insurance Products Fund, AIM Variable Insurance Funds, Lazard Retirement Series, Inc. and Vanguard Variable Insurance Funds. You can put your money in Fixed Account I, and/or any of these investment portfolios.

INVESTORS MARK SERIES FUND, INC.

      Managed By Standish Mellon Asset Management Company, LLC
            Intermediate Fixed Income Portfolio
            Money Market Portfolio
            Global Fixed Income Portfolio

      Managed By The Boston Company Asset Management, LLC
            Mid Cap Equity Portfolio

      Managed By Columbia Management Advisors, Inc.
            Small Cap Equity Portfolio
            Large Cap Growth Portfolio

      Managed By Babson Capital Management LLC
            Large Cap Value Portfolio

      Managed By Lord, Abbett & Co. LLC
            Growth & Income Portfolio

      Managed By Kornitzer Capital Management, Inc.
            Balanced Portfolio

JANUS ASPEN SERIES (Institutional Shares)

      Managed By Janus Capital Management LLC
            Janus Aspen Series International Growth Portfolio

THE ALGER AMERICAN FUND (Class O Shares)

      Managed By Fred Alger Management, Inc.
            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      Managed By American Century Investment Management, Inc.
            VP Income & Growth
            VP Value

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      Managed By The Dreyfus Corporation (Index Fund Manager--Mellon
          Equity Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Managed By The Dreyfus Corporation
            Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

VARIABLE INSURANCE PRODUCTS FUND ("VIP") (Service Class 2)

      Managed By Fidelity Management & Research Company
            Fidelity VIP Overseas Portfolio
            Fidelity VIP Growth Portfolio
            Fidelity VIP Contrafund(R)) Portfolio

AIM VARIABLE INSURANCE FUNDS

      Advisor: A I M Advisors, Inc.
            AIM V.I. High Yield Fund (Series I Shares)

      Advisor: A I M Advisors, Inc.
      Sub-Advisor: INVESCO Institutional (N.A.), Inc.
            AIM V.I. Core Stock Fund (Series I Shares) (formerly known as INVESCO-VIF-Core Equity Fund)

LAZARD RETIREMENT SERIES, INC.

      Managed By Lazard Asset Management LLC
            Lazard Retirement Small Cap Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

Managed By The Vanguard Group
         Mid-Cap Index Portfolio
         REIT Index Portfolio
         Total Bond Market Index Portfolio
         Total Stock Market Index Portfolio

Managed By Granahan Investment Management, Inc. and Grantham, Mayo,
         Van Otterloo & Co. LLC
         Small Company Growth Portfolio

Managed By PRIMECAP Management Company
         Capital Growth Portfolio

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

      Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BMA Fixed and Variable Annuity Contract.

      To learn more about the BMA Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 36 of this prospectus. For a free copy of the SAI, call us at 1-800-423-9398 or write us at: 2000 Wade Hampton Blvd., Greenville, SC 29615-1064.

      The Contracts:

        o are not bank deposits
        o are not federally insured
        o are not endorsed by any bank or government agency
        o are not guaranteed and may be subject to loss of principal

      This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

      The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

April 29, 2005



                                TABLE OF CONTENTS

                                                                            Page
INDEX OF SPECIAL TERMS
SUMMARY
FEE TABLE
EXAMPLES
1.       THE ANNUITY CONTRACT 2. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuitization Enhancement Option
         Annuity Options
3.       PURCHASING THE CONTRACT
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
4.       INVESTMENT PORTFOLIOS
         Voting Rights
         Adding, Deleting, or Substituting Investment Portfolios
         Transfers
         Dollar Cost Averaging Option
         Asset Rebalancing Option
         Asset Allocation Option
         Interest Sweep Program
5.       EXPENSES
         Coverage Charge
         Contract Maintenance Charge
         Withdrawal Charge
         Free Withdrawal Amount
         Additional Withdrawal Option
         Waiver of Withdrawal Charge Benefits (Life Liquidity Benefit)
         Reduction or Elimination of the Withdrawal Charge
         Premium Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
6.       TAXES
         Annuity Contracts in General
         Qualified and Non-Qualified Contracts
         Withdrawals--Non-Qualified Contracts
         Partial 1035 Exchanges
         Withdrawals--Qualified Contracts
         Withdrawals--Tax-Sheltered Annuities
         Taxation of Death Benefits
         Diversification and Owner Control
7.       ACCESS TO YOUR MONEY
         Additional Withdrawal Option
         Automatic Withdrawal Program
         Required Minimum Withdrawal Option
         Substantially Equal Periodic Payment Withdrawal Option
         Suspension of Payments or Transfers
8.       PERFORMANCE
9.       DEATH BENEFIT
         Upon Your Death
         Plus 70/50 Optional Death Benefit Rider
         Payment of Death Benefits
         Death of Annuitant
10.      OTHER INFORMATION
         BMA
         The Separate Account
         Distributor
         Administration
         Ownership
         Beneficiary
         Assignment
         Legal Proceedings
         Financial Statements
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A - CONDENSED FINANCIAL INFORMATION
APPENDIX B--INVESTMENT PORTFOLIOS
APPENDIX C--PLUS 70/50 OPTIONAL DEATH BENEFIT


                             INDEX OF SPECIAL TERMS

      We have written this prospectus to make it as understandable as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. The page indicated below is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            Page
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Contract Value
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral


                                     SUMMARY

      The sections in this summary correspond to sections in this prospectus that discuss the topics in more detail.

      The Annuity Contract: The Fixed and Variable Annuity Contract offered by BMA provides a means for investing on a tax-deferred basis in a BMA fixed account (available in most states) and the __ investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

      Annuity Payments: If you want to receive regular income from your annuity, you can choose one of the annuity options BMA offers. You can choose whether to have payments come from our general account, the available investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

      Purchase: You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more any time you like during the accumulation phase.

      Investment Options: You can put your money into the BMA fixed account and/or the investment portfolios. The returns on the investment portfolios are not guaranteed. You can lose money. You can make transfers between investment options.

      Expenses: The contract has insurance features and investment features, and there are costs related to each.

      Each year, BMA deducts a $35 contract maintenance charge from your contract. BMA currently waives this charge during the accumulation phase if the value of your contract is at least $100,000.

      BMA deducts a coverage charge equal, on an annual basis, to the amounts shown below in an investment portfolio:

Mortality and Expense Risk Charge                                                                        1.55%
Administrative Fee                                                                                       0.20%
Fund Facilitation Fee (contract value in Vanguard Variable Insurance Funds only)                         0.20%
Plus 70/50 Optional Death Benefit Rider Fee                                                              0.25%


       For contract value invested in the portfolios of Vanguard Variable Insurance Funds, your coverage charge will be .20% higher. These portfolios may not be available in your state (check with your registered representative).

      The Plus 70/50 Optional Death Benefit Rider charge is only assessed if you elect this optional death benefit. In certain states, this option may not be available (check with your registered representative).

      If you take money out of the contract, BMA may assess a withdrawal charge against each purchase payment withdrawn. Each purchase payment has its own withdrawal charge schedule. The withdrawal charge starts at 7% in the first year and declines to 0% 4 years after you make each purchase payment.

      There is a $25 transfer fee after the first 20 transfers in a contract year during the accumulation phase and after the first 4 transfers per contract year during the income phase.

      There are also daily net investment charges that range, on an annual basis, from ___% to ____% of the average daily value of the investment portfolio, depending upon the investment portfolio.

      Taxes: Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

      A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a qualified contract.

      Access to Your Money: You can take money out of your contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

      Death Benefit: If you die before moving to the income phase, the person you have chosen as a beneficiary will receive a death benefit.

      Free Look: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). BMA will refund the value of your contract on the day it receives your request to cancel the contract. This may be more or less than your original payment. In certain states, or if you have purchased the contract as an individual retirement annuity, BMA will refund the greater of your purchase payment or contract value. BMA will put your money in the Money Market Portfolio for 15 days (or the period required in your state) during the free-look period.

                                    FEE TABLE

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer contract value between investment portfolios. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (See Note (1))
   (as a percentage of purchase payment withdrawn)         7% declining annually
                                                                  (See Note (2))

Transfer Fee (See Note (3))    $0.00 first 20, $25.00 each transfer thereafter

---------------------

(1) After BMA has had a purchase payment for 4 years, there is no charge by BMA for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. During the first 30 calendar days of the 3rd contract year, the owner has a 30-day window in which to surrender the contract in full without a withdrawal charge. The first 10% of remaining purchase payments that are withdrawn are not subject to a withdrawal charge, unless you have already made another withdrawal during the same contract year. (For the Automatic Withdrawal Program, remaining purchase payments are determined at the beginning of the contract year.) There is no withdrawal charge if the withdrawal is made under a Required Minimum Withdrawal Option or a Substantially Equal Periodic Payment Withdrawal Option.

(2)   The withdrawal charge is equal to:

Contract Years                                                  Withdrawal
From Date of Purchase Payment                                     Charge
-----------------------------                                     ------
1                                                                    7%
2                                                                    7%
3                                                                    6%
4                                                                    5%
5 and thereafter                                                     0%

(3) No charge for first 20 transfers in a contract year during the accumulation phase and no charge for first 4 transfers in a contract year during the income phase; thereafter, the fee is $25 per transfer. BMA will not charge you the transfer fee even if there are more than 20 transfers in a year during the accumulation phase if the transfer is for the Dollar Cost Averaging Option, Asset Allocation Option or Asset Rebalancing Option.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment portfolio fees and expenses.

CONTRACT MAINTENANCE CHARGE (See Note (1))             $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES FOR ALL FUNDS EXCEPT VANGUARD VARIABLE INSURANCE FUNDS (as a percentage of average account value)

Mortality and Expense Risk Fee (See Note (2))                           1.55%
Administrative Fee (See Note (2))                                        .20%
Plus 70/50 Optional Death Benefit Rider Fee (See Note (2))               .25%
                                                                       -----
      Total Separate Account Annual Expenses (See Note (3))             2.00%

---------------------



SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACT VALUE INVESTED
IN VANGUARD VARIABLE INSURANCE FUNDS (as a percentage of average account value)

Mortality and Expense Risk Fee (See Note (4))                             1.55%
Administrative Fee (See Note (4))                                         0.20%
Plus 70/50 Optional Death Benefit Rider Fee (See Note (4))                0.25%
Fund Facilitation Fee (See Note (4))                                      0.20%
                                                                          -----
      Total Separate Account Annual Expenses                              2.20%


(1) During the accumulation phase, BMA will not charge the contract maintenance charge if the value of your contract is $100,000 or more. If you make a complete withdrawal and the contract value is less than $100,000, BMA will charge the contract maintenance charge. If you own more than one BMA variable contract, we will determine the total value of all your variable contracts. If the total value of all your variable contracts is more than $100,000, we will not assess the contract maintenance charge. During the income phase, BMA will deduct the contract maintenance charge from each annuity payment on a pro-rata basis.

(2) The coverage charge is an aggregate charge, that consists of the mortality and expense risk fee, the administrative fee and the Plus 70/50 Optional Death Benefit Rider fee which is referred to as a coverage charge in this prospectus and your contract. The amount of the coverage charge for your contract depends upon whether you elect the Plus 70/50 Optional Death Benefit Rider.

(3) If you do not elect the Plus 70/50 Optional Death Benefit Rider, Total Separate Account Annual Expenses are 1.75% annually.

(4) The coverage charge is an aggregate charge that consists of the mortality and expense risk fee, the administrative fee, the Plus 70/50 Optional Death Benefit Rider fee and the Fund Facilitation Fee (for contract value invested in the Vanguard Variable Insurance Funds only) which is referred to as a coverage charge in this prospectus and your contract. The amount of the coverage charge for your contract depends upon whether you elect the Plus 70/50 Optional Death Benefit Rider and whether you are invested in the portfolios of Vanguard Variable Insurance Funds.

      The next item shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. More details concerning each portfolio's fees and expenses (including Rule 12b-1 fees) are contained in the prospectuses for the investment portfolios.

RANGE OF INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                                               Minimum     Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from a
Portfolio's assets, including
   management fees, 12b-1 fees and other expenses)                                                             ____%       ____%
Total Annual Net Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement* (expenses that
   are deducted from a Portfolio's assets, including management fees, 12b-1 fees and other expenses after      ____%       ___%
   any applicable waiver and/or reimbursement arrangement)

---------------------

* The range of Total Annual Net Portfolio Operating Expenses takes into account contractual arrangements for certain Portfolios that require the advisor to waive or reimburse operating expenses until at least May 1, 2006, as described in more detail below.

      The following table shows the annual operating expenses for each investment portfolio for the year ended December 31, 2003, before and after any applicable contractual expense reimbursements and/or waivers.


Total Annual Portfolio Operating Expenses for Each Investment Portfolio

                                                                                                 Expenses      Total     Total Net
                                                                                                  Waived      Annual       Annual
                                                           Management     12b-1       Other       and/or     Portfolio   Portfolio
                                                              Fees        Fees       Expenses   Reimbursed   Expenses     Expenses
INVESTORS MARK SERIES FUND, INC.(a)
      Intermediate Fixed Income Portfolio                      .60%          --         1.36%       1.16%       1.96%         .80%
      Mid Cap Equity Portfolio                                 .80%          --         1.61%       1.51%       2.41%         .90%
      Money Market Portfolio                                   .40%          --         1.49%       1.39%       1.89%         .50%
      Global Fixed Income Portfolio                            .75%          --         1.39%       1.14%       2.14%        1.00%
      Small Cap Equity Portfolio                               .95%          --         1.80%       1.70%       2.75%        1.05%
      Large Cap Growth Portfolio                               .80%          --         1.30%       1.20%       2.10%         .90%
      Large Cap Value Portfolio                                .80%          --         1.35%       1.25%       2.15%         .90%
      Growth & Income Portfolio                                .80%          --         1.06%        .96%       1.86%         .90%
      Balanced Portfolio                                       .80%          --         1.16%       1.06%       1.96%         .90%
JANUS ASPEN SERIES (Institutional Shares)(b)
      Janus Aspen Series International Growth Portfolio        .65%          --          .11%        .00%        .76%         .76%
THE ALGER AMERICAN FUND (Class O Shares)
      Alger American Growth Portfolio                          .75%          --          .10%        .00%        .85%         .85%
      Alger American Leveraged AllCap Portfolio                .85%          --          .12%        .00%        .97%         .97%
      Alger American MidCap Growth Portfolio                   .80%          --          .13%        .00%        .93%         .93%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      VP Value(c)                                              .95%          --          .00%        .00%        .95%         .95%
      VP Income & Growth                                       .70%          --          .00%        .00%        .70%         .70%
DREYFUS STOCK INDEX FUND, INC.--Initial Shares(d)               .25%         --          .02%        .00%        .27%         .27%
DREYFUS VARIABLE INVESTMENT FUND--Initial Shares(d)
      Dreyfus VIF Disciplined Stock Portfolio                  .75%          --          .10%        .00%        .85%         .85%
VARIABLE INSURANCE PRODUCTS FUND, SERVICE CLASS 2(e)
      Fidelity VIP Overseas Portfolio                          .73%        .25%          .18%        .00%       1.16%        1.16%
      Fidelity VIP Growth Portfolio                            .58%        .25%          .09%        .00%        .92%         .92%
      Fidelity VIP Contrafund(R)) Portfolio                     .58%        .25%          .10%        .00%        .93%         .93%
AIM VARIABLE INSURANCE FUNDS(f)
      AIM V.I. High Yield Fund (Series I Shares)(g)(h)         .63%          --          .43%        .01%       1.06%        1.05%
      AIM V.I. Core Stock Fund (Series I Shares)(g)(i)(j)      .75%          --          .38%        .00%       1.13%        1.13%
LAZARD RETIREMENT SERIES, INC.(k)
      Lazard Retirement Small Cap Portfolio                    .75%        .25%          .37%        .00%       1.37%        1.37%
VANGUARD VARIABLE INSURANCE FUNDS
      Mid-Cap Index Portfolio                                  .24%          --          .05%          --         .29%        .29%
      REIT Index Portfolio                                     .32%          --          .04%          --         .36%        .36%
      Total Bond Market Index Portfolio                        .19%          --          .03%          --         .22%        .22%
      Total Stock Market Index Portfolio (l)                   .00%          --          .00%          --         .00%        .00%
      Small Company Growth Portfolio                           .52%          --          .03%          --         .55%        .55%
      Capital Growth Portfolio                                 .35%          --          .13%          --         .48%        .48%

(a) Investors Mark Advisor, LLC contractually agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. for the year ended December 31, 2003 and will continue this arrangement until May 1, 2005 so that the annual expenses do not exceed the amounts set forth above under "Total Net Annual Portfolio Expenses" for each Portfolio.

(b) Expenses are based upon expenses for the year ended December 31, 2003. Expenses are stated both with and without contractual waivers by Janus Capital. All expenses are shown without the effect of any expense offset arrangement.

(c) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(d) The expenses shown are for the fiscal year ended December 31, 2003. Current or future expenses may be greater or less than those presented. Please consult the underlying fund prospectus for more complete information.

(e) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(f) Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds, Inc. were redomesticated under AIM Variable Insurance Funds.

(g) Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc.

(h) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standards Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2005.

(i) The Fund has adopted a new form of administrative services and transfer agency agreements, that will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(j) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense. (k) Lazard Asset Management LLC, the Fund's investment advisor, voluntarily agreed to reimburse all expenses through December 31, 2004 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent this expense reimbursement, Total Portfolio Expenses for the year ended December 31, 2003 would have been 1.37% for the Lazard Retirement Small Cap Portfolio.

(l) Although the Portfolio is not expected to incur any net expenses directly, the Portfolio's shareholders indirectly bear the expenses of the underlying Vanguard funds in which the Portfolio invests. The Portfolio's indirect expense ratio, based on its underlying funds, is estimated to be .20% for the current fiscal year.

                                    EXAMPLES

      These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract maintenance charges, separate account annual expenses and investment portfolio fees and expenses.

      There are 2 sets of Examples below: Example 1 assumes you elect the Plus 70/50 Optional Death Benefit Rider and you are invested in Vanguard Variable Insurance Funds and Example 2 assumes you do not elect the Plus 70/50 Optional Death Benefit Rider and you are not invested in Vanguard Variable Insurance Funds.

      Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

      These Examples assume you invest $10,000 in the contract for the time periods indicated. The Examples also assume your investment has a 5% return each year and assume (a) the maximum and (b) the minimum investment portfolio fees and expenses. The examples reflect annual investment portfolio expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those portfolios with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Portfolio" above). Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

EXAMPLE 1 (If you elect the Plus 70/50 Optional Death Benefit and invest in Vanguard Variable Insurance Funds)

(1) If you surrender your contract at the end of the applicable time period:

                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------

(a) MAXIMUM
(b) MINIMUM

(2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------


(a) MAXIMUM
(b) MINIMUM

EXAMPLE 2 (If you do not elect the Plus 70/50 Optional Death Benefit and do not invest in Vanguard Variable Insurance Funds)

(1) If you surrender your contract at the end of the applicable time period:


                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------

(a)  MAXIMUM
(b)  MINIMUM

(2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------


(a) MAXIMUM
(b) MINIMUM

There is an Accumulation Unit Value History (Condensed Financial Information) contained in Appendix A.

1. THE ANNUITY CONTRACT

      This prospectus describes the Fixed and Variable Annuity Contract offered by BMA. The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

      An annuity is a contract between you, the owner, and an insurance company (in this case BMA), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

      The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

      The contract is called a variable annuity because you can choose among __ investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

      The contract also contains a fixed account option (Fixed Account I). The fixed account offers interest rates that are guaranteed by BMA. For Fixed Account I, an interest rate is set at the time of each purchase payment or transfer to the account. This initial interest rate is guaranteed for 12 months. BMA guarantees that the interest credited to Fixed Account I will not be less than 3% per year.

      If you select Fixed Account I, your money will be placed with the other general assets of BMA and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the general account will remain level for the entire income phase.

      The contract value is the dollar value as of any business day of all amounts accumulated under the contract.

      We may offer other variable annuity contracts that also invest in the same funds offered under the contracts described in this prospectus. These contracts may have different charges and may offer different benefits.

      As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying BMA in writing. You can name another joint owner (subject to state laws). We have described more information on this in Section 10--Other Information.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

      Under the contract you can receive regular income payments (annuity payments). You can choose the date on which those payments begin. We call that date the annuity date.

      We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30-days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract and must be the first day of a calendar month.

Annuity Payments

      Annuity payments must begin by the later of the first day of the first calendar month after the annuitant's 100th birthday or 10 years after we issue your contract (or the maximum date allowed under state law). The annuitant is the person whose life we look to when we make annuity payments. Currently, the amount of each payment is determined 10 business days prior to the payment date. At the annuity date, you can choose whether payments will come from:

        o a fixed account, referred to as a fixed annuity,

        o the investment portfolio(s) available, referred to as a variable annuity, or

        o a combination of both.

      If you choose to have any portion of your annuity payments come from the fixed account, Fixed account I will be terminated, and the fixed annuity payments will be made from BMA's general account. The general account of BMA contains all of our assets except the assets of the Separate Account and other separate accounts we may have. The dollar amount of each fixed annuity payment will be determined in accordance with the annuity tables in the contract. If, on the annuity date, we are using annuity payment tables for similar fixed annuity contracts that would provide a larger annuity payment, we will use those tables. Once determined, the amount of the fixed annuity payment will not change, unless you transfer a portion of your variable annuity payment into the fixed annuity. Up to 4 times each contract year you may increase the amount of your fixed annuity payment by a transfer of all or a portion of your variable annuity payment to the fixed annuity payment. After the annuity date, you may not transfer any portion of the fixed annuity into the variable annuity payment.

      If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of the initial variable annuity payment will depend upon the value of your contract in the investment portfolio(s) and the annuity tables in the contract. The dollar amount of this variable annuity payment is not guaranteed to remain level.

      Each variable annuity payment will vary depending on the investment performance of the investment portfolio(s) you have selected. A 3.5% annual investment rate is used in the annuity tables in the contract. If the actual performance of the investment portfolio(s) you have selected equals 3.5%, then the variable annuity payments will remain level. If the actual performance of the investment portfolio(s) you have selected exceeds the 3.5% assumption, the variable annuity payments will increase. Conversely, if the performance is less than the 3.5%, the variable annuity payments will decrease.

      Annuity payments are made monthly unless you have less than $10,000 to apply toward a payment. In that case, BMA may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be or become less than $250 a month, BMA has the right to change the frequency of payments so that your annuity payments are at least $250.

Annuitization Enhancement Option

      If you elect an annuity date which is:

            (1) On or after the 5th contract anniversary; and

            (2) You select an annuity option which is based on the annuitant remaining alive,

we will add to your Adjusted Contract Value an Annuitization Enhancement Amount of 3% of the Adjusted Contract Value that will be applied to the annuity option. The Adjusted Contract Value is the contract value less any applicable premium tax. This amount is applied to the applicable annuity table in your contract to determine the initial annuity payment.

Annuity Options

      You can choose among income plans. We call those annuity options.

      You can select and/or change an annuity option at any time prior to the annuity date (with 30 days notice to us). If you do not choose an annuity option, we will assume that you selected Option 2, which will provide a life annuity with 120 monthly payments guaranteed. You can choose one of the following annuity options. Any other annuity option that is acceptable to us may also be selected. After annuity payments begin, you cannot change the annuity option.

      Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the annuitant dies after the first payment and before the second payment, then we will make only one payment.

      Option 2. Life Annuity With 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

      Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if both were alive. If both the annuitant and the second person die after the first payment and before the second payment, then we will make only one payment.

      Option 4. Joint and Last Survivor Annuity With 10 or 20 Years Guaranteed. Under this option, we will make annuity payments each month so long as the annuitant and a second person (joint annuitant) are both alive. However, if when the last annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

3. PURCHASING THE CONTRACT

Purchase Payments

      A purchase payment is the money you give us to buy the contract. The minimum we will accept for a non-qualified contract is $10,000. If you buy the contract as part of a qualified contract, the minimum purchase payment we will accept is $2,000. The maximum purchase payments we accept are $1 million without our prior approval. You can make additional purchase payments of $1,000 or more. Electronic fund transfers (EFT) from your checking or savings account are allowed. Minimum initial purchase payment requirements and maximum purchase payment requirements still apply. Any EFT amount after the initial purchase payment must be $50 per month.

Allocation of Purchase Payments

      When you purchase a contract, we will allocate your purchase payment to:

        o Fixed Account I; and/or

        o one or more of the investment portfolios you have selected.

      If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Any allocation to Fixed Account I must be at least $1,000. Allocation percentages need to be in whole numbers. Each allocation must be at least 1%. Any allocation to an investment portfolio must be at least $1,000. BMA reserves the right to decline any purchase payment.

      At its discretion, BMA may refuse purchase payments into Fixed Account I if the total value of Fixed Account I is greater than or equal to 30% of the value of your contract at the time of the purchase payment. BMA also reserves the right to refuse allocations into Fixed Account I if the interest rate to be credited to the allocation is equal to the minimum guaranteed interest rate for the Fixed Account.

      Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

      If you change your mind about owning the contract, you can cancel it within 10 days after receiving it, or the period required in your state. When you cancel the contract within this time period, BMA will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we will refund the greater of your purchase payment (less withdrawals) or the value of your contract if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Money Market Portfolio for 15 days beginning when we allocate your first purchase payment. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.

Accumulation Units

      The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

      Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous business day by a factor for the current business day. The factor is determined by:

            1. dividing the value of an investment portfolio share at the end of the current business day by the value of an investment portfolio share for the previous business day; and

            2. multiplying it by one minus the daily amount of the coverage charge and any charges for taxes.

      The value of an accumulation unit may go up or down from day to day.

      When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

      We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

      Example:

            On Monday we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Balanced Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Balanced Portfolio is $12.70. We then divide $4,000 by $12.70 and credit your contract on Monday night with
      314.9606 accumulation units for the Balanced Portfolio.

4. INVESTMENT PORTFOLIOS

      The contract offers __ investment portfolios which are listed below. Additional investment portfolios may be available in the future.

      You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your confirmation. You can obtain copies of the fund prospectuses by writing us at 2000 Wade Hampton Blvd., Greenville, SC 29615-1064 or calling us at 1-800-423-9398. Certain portfolios contained in the fund prospectuses may not be available with your contract and may not be available in your state. A summary of the investment objectives and strategies of each investment portfolio available under the contract is contained in Appendix B. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

      Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies that may or may not be affiliated with BMA. Certain portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

      We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisors, distributors and/or affiliates. We may receive revenues from the investment portfolios, their investment advisors, distributors and/or affiliates for the performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account of ours. These percentages differ; some investment portfolios, investment advisors, distributors and/or affiliates pay us a greater percentage than others. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.

      The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisors manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment portfolios have the same investment advisors.

      A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

AIM VARIABLE INSURANCE FUNDS

      Advisor: A I M Advisors, Inc.
            AIM V.I. High Yield Fund (Series I Shares)

      Advisor: A I M Advisors, Inc.

      Sub-Adviser:  INVESCO Institutional (N.A.), Inc.
           AIM V.I. Core Stock Fund (Series I Shares) (formerly known as
              INVESCO VIF-Core Equity Fund)

THE ALGER AMERICAN FUND (Class O Shares)

      Advisor: Fred Alger Management, Inc.
            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      Advisor: American Century Investment Management, Inc.
            VP Income & Growth
            VP Value

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      Advisor: The Dreyfus Corporation (Index Fund Manager: Mellon Equity
            Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Advisor: The Dreyfus Corporation
            Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

INVESTORS MARK SERIES FUND, INC.

      Advisor: Investors Mark Advisor, LLC

      Sub-Advisor: Standish Mellon Asset Management Company LLC
            Intermediate Fixed Income Portfolio
            Money Market Portfolio
            Global Fixed Income Portfolio

              Sub-Advisor: The Boston Company Asset Management, LLC
                            Mid Cap Equity Portfolio

      Sub-Advisor: Columbia Management Advisors, Inc.
            Small Cap Equity Portfolio
            Large Cap Growth Portfolio

      Sub-Advisor: Babson Capital Management LLC
            Large Cap Value Portfolio

      Sub-Advisor: Lord, Abbett & Co. LLC
            Growth & Income Portfolio

      Sub-Advisor: Kornitzer Capital Management, Inc.
            Balanced Portfolio

JANUS ASPEN SERIES (Institutional Shares)

      Advisor: Janus Capital Management LLC
            Janus Aspen Series International Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

      Advisor: Lazard Asset Management LLC
            Lazard Retirement Small Cap Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

       Advisor: The Vanguard Group
            Mid-Cap Index Portfolio
            REIT Index Portfolio
            Total Bond Market Index Portfolio
            Total Stock Market Index Portfolio

       Advisor: Granahan Investment Management, Inc. and Grantham,
          Mayo, Van Otterloo & Co. LLC
                Small Company Growth Portfolio

       Advisor: PRIMECAP Management Company
                  Capital Growth Portfolio

       Contract value invested in Vanguard Variable Insurance Funds will have a higher coverage charge. These portfolios may not be available in your state (check with your registered representative).

VARIABLE INSURANCE PRODUCTS FUND ("VIP") (Service Class 2)

      Advisor: Fidelity Management & Research Company
            Fidelity VIP Overseas Portfolio
            Fidelity VIP Growth Portfolio
            Fidelity VIP Contrafund(R)) Portfolio

Voting Rights

      BMA is the legal owner of the investment portfolio shares. However, BMA believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that BMA owns on its own behalf. Should BMA determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Adding, Deleting, or Substituting Investment Portfolios

      We do not control the funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment portfolio held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any investment portfolio would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

      If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

      If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

      Transfers. (These transfer features as stated may not be available in all states.)

      You can transfer money among Fixed Account I and the investment portfolios.

   Telephone Transfers

      You can make transfers by telephone. If you own the contract with a joint owner, unless BMA is instructed otherwise, BMA will accept instructions from either you or the other owner. BMA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If BMA fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. BMA tape records all telephone instructions. BMA reserves the right to modify or terminate telephone transfer privileges.

   Transfers During the Accumulation Phase

      You can make 20 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the Fixed Account and to or from any investment portfolio. If you make more than 20 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the accumulation phase:

            1. The minimum amount that you can transfer from the investment portfolio or Fixed Account I is $250 or your entire interest in the investment portfolio or Fixed Account I, if less.

            2. We reserve the right to restrict the maximum amount that you can transfer from the Fixed Account option to 25% of the amount in Fixed Account I or the amount transferred out of Fixed Account I in the prior contract year. Currently, BMA is waiving this restriction. This requirement is waived if the transfer is part of the Dollar Cost Averaging, Asset Allocation or Asset Rebalancing options. This requirement is also waived if the transfer is to switch your contract to the income phase.

            3. At its discretion, BMA may refuse transfers to Fixed Account I if the total value of Fixed Account I is greater than or equal to 30% of the value of your contract at the time of the transfer. BMA also reserves the right to refuse transfers into the Fixed Account if the interest rate to be credited to the amount transferred is equal to the minimum guaranteed interest rate for the Fixed Account.

            4. The minimum amount that must remain in any investment portfolio after a transfer is $1,000. The minimum amount that must remain in Fixed Account I after a transfer is $1,000.

            5. You may not make a transfer until after the end of the free look period.

            6. We reserve the right to restrict the number of transfers per year and to restrict transfers made on consecutive business days.

      Your right to make transfers may be modified if we determine, in our sole opinion, that the exercise of the transfer right by one or more owners is, or would be, harmful to other owners.

   Transfers During the Income Phase

      Each year, during the income phase, you can make 4 transfers between the investment portfolio(s). We measure a year from the anniversary of the day we issued your contract. You can also make 4 transfers each contract year from the investment portfolios to the general account. You may not make a transfer from the general account to the investment portfolios. These 4 transfers each contract year during the income phase are free. If you make more than 4 transfers in a year during the income phase, a transfer fee of $25 per transfer (after the 4 free) will be charged.

       Market Timing/Disruptive Transfers. Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment portfolios for the contract is designed for short-term investing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an advisor's or sub-advisor's ability to effectively manage a portfolio in accordance with its investment objective and policies). BMA has adopted policies and implemented procedures to detect and deter market timing activities. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

If BMA becomes aware of potentially harmful transfer activity, restrictions may be imposed by BMA on transfers. BMA reserves the right to take actions to restrict transfers including, but not limited to:

o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

o        restricting transfers into and out of certain investment portfolios

We attempt to detect disruptive market timing activities by monitoring the dollar amount of the transfer in proportion to the contract size, the grouping of transfers by third parties, and the frequency of the transfers in a defined period. In addition, we may consider additional factors such as the investment objectives of the particular investment portfolio involved in the transfer(s) and whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies. With respect to both the dollar amount and frequency, we may consider an individual transfer alone or combined with transfers from other owners owned by or under the control or influence of the same individual or entity.

If market timing activity is determined to have occurred, we will:

o Notify contract owners, broker-dealers and representatives that BMA has determined transfers to be impermissible short-term trading.

o Inform the contract owner and agent that all transfers going forward are required to be made by written request via U.S. mail ("snail mail"), in accordance with rights reserved in the applicable contract.

o Inform the administrator when a contract owner, broker-dealer, or representative has made transfers that appear to be violative of BMA's policy against market timing and place them on a "watch list" to monitor future transfer activity. Any transfers that are attempted by someone who is on the "watch list" must be approved by BMA prior to the execution of such transfers.

o Terminate representative appointments for purposes of issuing future business once BMA determines a representative has purposefully and intentionally placed market timing business with BMA. Representatives will be identified and terminated based on a quantifiable standard that is applied uniformly.

o Any new application that matches specific criteria (e.g. agent name or TIN, or owner name or SSN) will be pended for review prior to issuance.

We apply these policies and procedures uniformly. However, we do not include transfers made pursuant to asset allocation programs, the dollar cost averaging option, and the asset rebalancing option when applying our market timing policies and procedures. In addition, we will not apply these policies and procedures in times of national emergency and/or market volatility.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that BMA has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that BMA may not have the contractual obligation to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified.

Dollar Cost Averaging Option

      The Dollar Cost Averaging Option (DCA) allows you to systematically transfer a set amount each month from the Money Market Portfolio, Fixed Account I or any other investment portfolio we designate to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

      The minimum amount that can be transferred each month is $250. The value of your contract must be at least $10,000 in order to participate in Dollar Cost Averaging.

      All Dollar Cost Averaging transfers will be made on the 15th day of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. You must participate in Dollar Cost Averaging for at least 6 or 12 months, whichever program you selected.

      If you participate in Dollar Cost Averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Dollar Cost Averaging Option.

      No Automatic Withdrawals and Minimum Distributions will be allowed if you are participating in Dollar Cost Averaging.

      Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

Asset Rebalancing Option

      We make available to the broker-dealers who sell our contracts materials that they can use to assist them in making recommendations as to investment choices within our contracts. These materials will help you and your representative determine your risk tolerance and the types of funds that match that level of risk.

      Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $10,000, you can direct us to automatically rebalance your contract monthly, quarterly, semi-annually or annually to return to your original percentage allocations by selecting our Asset Rebalancing Option.

      The program will ignore any new purchase payments or transfers allocated to portfolios other than the original (or most current) rebalancing portfolio allocations. You may change your allocations to incorporate new purchase payments or transfers by contacting the BMA Service Center.

      The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. The Fixed Account option is not part of asset rebalancing. Currently, there is no charge for participating in the Asset Rebalancing Option.

      If you participate in the Asset Rebalancing Option, the transfers made under the program are not taken into account in determining any transfer fee.

      Example:

            Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BMA would sell some of your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.

Asset Allocation Option

      BMA recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract.

      Even though BMA may allow the use of approved Asset Allocation Programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers may be disruptive to the operations of the investment portfolios, and should BMA become aware of such disruptive practices, it may modify the transfer provisions of the contract.

      If you participate in an approved Asset Allocation Program, the transfers made under the program will not be taken into account in determining any transfer fee. Currently, BMA does not charge for participating in an Asset Allocation Program.

Interest Sweep Program

      This program allows you to automatically move the interest earned in Fixed Account I into another investment portfolio(s) on a monthly or quarterly basis. Please note that amounts allocated into the DCA option are excluded from this program. Transfers will be made on the 15th day of the month or any other day you designate, other than the 29th, 30th, or 31st. If any designated day is not a business day, the transfer will be made on the next business day.

5. EXPENSES

      There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Coverage Charge

      Each day, BMA makes a deduction for its coverage charge. BMA does this as part of its calculation of the value of the accumulation units and the annuity units. The amount of the charge depends upon whether you elected the Plus 70/50 Death Benefit Option Rider and whether you invest in any of the portfolios of Vanguard Variable Insurance Funds.

      The chart below tells you the amount, on an annual basis, of the coverage charge for your contract. It is a percentage of the average daily value of the contract invested in an investment portfolio.


Mortality and Expense Risk Fee                                                                          1.55%
Administrative Fee                                                                                       .20%
Plus 70/50 Optional Death Benefit Rider Fee                                                              .25%
Fund Facilitation  Fee (contract value in Vanguard Variable Insurance Funds only)                        .20%


      In certain states, the Plus 70/50 Optional Death Benefit Rider may not be available. The Vanguard Variable Insurance Funds may not be available in all states. Check with your registered representative regarding availability.

      This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses, including preparation of the contract, confirmations, annual statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees and computer and system costs and certain distribution expenses. This fee is also for certain fund servicing functions performed by BMA.


Contract Maintenance Charge

      During the accumulation phase, every year on the anniversary of the date when your contract was issued, BMA deducts $35 from your contract as a contract maintenance charge. BMA will waive this charge if the value of your contract is $100,000 or more on the contract anniversary. If you own more than one BMA variable contract, we will determine the total value of all your variable contracts. If you make a complete withdrawal from your contract, the charge will also be deducted. A pro-rata portion of the charge will be deducted if the annuity date is other than an anniversary. This charge is for administrative expenses. If the owner is a non-natural person (e.g., a corporation), we will look to the annuitant to determine this information. BMA may, at some time in the future, discontinue this practice and deduct the charge.

      After the annuity date, the charge will be collected monthly out of each annuity payment regardless of the size of the contract.

Withdrawal Charge

      During the accumulation phase, you can make withdrawals from your contract, subject to a withdrawal charge which is equal to a percentage of the purchase payment withdrawn.

      BMA keeps track of each purchase payment. The withdrawal charge is equal to:

Contract Years                                                  Withdrawal
From Date of Purchase Payment                                     Charge
-----------------------------                                     ------
1                                                                   7%
2                                                                   7%
3                                                                   6%
4                                                                   5%
5 and thereafter                                                    0%

      After BMA has had a purchase payment for 4 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, BMA treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract. No withdrawal charge is assessed on amounts deducted to pay the withdrawal charge on a partial withdrawal.

      The withdrawal charge compensates us for expenses associated with selling the contract. Commissions will be paid to broker-dealers who sell the contracts. In no event are commissions deducted from your purchase payment or contract value. Rather, BMA pays commissions to the selling broker-dealer. For a further discussion, see "Distributor" on page __.

Free Withdrawal Amount

      The first 10% of Remaining Purchase Payments withdrawn (free withdrawal amount) is not subject to the withdrawal charge unless you have already made another withdrawal during that same contract year. Remaining Purchase Payments prior to a partial withdrawal is equal to total purchase payments less previous withdrawals, including withdrawal charges. A withdrawal charge will be assessed against each Remaining Purchase Payment withdrawn in excess of the free withdrawal amount and will result in a reduction in remaining contract value. The withdrawal charge, and the free withdrawal amount are calculated at the time of each withdrawal. Withdrawals are made from the oldest Remaining Purchase Payments first.

      BMA does not assess the withdrawal charge on any amounts paid out as death benefits or as annuity payments if a life annuity option or another option with an annuity payment period of more than 5 years is selected.

Additional Withdrawal Option

      If, during the first 30 days of the 3rd contract year, you surrender all of the contract value, applicable withdrawal charges for the surrender will be waived. You may elect this option at any time before the 3rd contract year, but the surrender must be effective within the first 30 days of the 3rd contract year.

      Your request for surrender must be received at our Service Center no later than the 30th day of the 3rd contract year and must state the effective date of the surrender. The date you select for the surrender date must be within the first 30 days of the 3rd contract year. The contract value will be calculated the date the surrender is actually processed.

      You can revoke your request anytime prior to the requested date of this surrender. This option is not available for a Section 1035 exchange, direct rollover or direct transfer to another annuity contract.

      NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Waiver of Withdrawal Charge Benefits (Life Liquidity Benefit)

      Under certain circumstances, after the first year, BMA will allow you to take your money out of the contract without deducting the withdrawal charge:

            1) if you become confined to a long-term care facility, nursing facility or hospital for at least 90 consecutive days;

            2) if you become totally disabled for at least 90 days;

            3) if you become terminally ill (which means that you are not expected to live more than 12 months);

            4) if you are involuntarily unemployed for at least 90 consecutive days; or

            5) if you get divorced.

      These benefits may not be available in your state.

      Withdrawal Charges are not assessed against withdrawals made under the Additional Withdrawal Option, Required Minimum Withdrawal Option or the Substantially Equal Periodic Payment Withdrawal Option. (See Section 7--"Access to Your Money.")

Reduction or Elimination of the Withdrawal Charge

      BMA will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances that reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BMA. BMA will not deduct a withdrawal charge under a contract issued to an officer, director or employee of BMA or any of its affiliates.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BMA is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states that assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

      You can make 20 free transfers every year during the accumulation phase and 4 free transfers every year during the income phase. We measure a year from the day we issue your contract. If you make more than 20 transfers a year during the accumulation phase or more than 4 transfers a year during the income phase, we will deduct a transfer fee of $25. The transfer fee is deducted from the amount that is transferred. The transfer fee is for expenses in connection with transfers.

      If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or an approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

      BMA will deduct from the contract for any income taxes that it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

6. TAXES

      NOTE: BMA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. BMA has included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts In General

      Annuity contracts are a means of setting aside money for future needs--usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

      Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (qualified or non-qualified, see the following sections).

      You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

      When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

      If you purchase the contract as an individual and not as an Individual Retirement Annuity (IRA) or Tax-Sheltered Annuity (TSA), your contract is referred to as a non-qualified contract.

      If you purchase the contract as an IRA or a Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), your contract is referred to as a qualified contract.

      A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals--Non-Qualified Contracts

      If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

      The Code also provides that any amount received under an annuity contract, which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

            (1) paid on or after the taxpayer reaches age 59 1/2;

            (2) paid after you die;

            (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

            (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

            (5) paid under an immediate annuity; or

            (6) which come from purchase payments made prior to August 14, 1982.

      With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Partial 1035 Exchanges

      Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. An owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract.

      Due to the continuing uncertainty in this area, BMA processes partial 1035 exchanges on a limited basis.

Withdrawals--Qualified Contracts

      If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

      The Code also provides that any amount received under a qualified contract, which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

            (1) paid on or after you reach age 59 1/2;

            (2) paid after you die;

            (3) paid if you become totally disabled (as that term is defined in the Code);

            (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

            (5) paid to you after you have left your employment, after attaining age 55;

            (6) paid for certain allowable medical expenses (as defined in the Code);

            (7) paid pursuant to a qualified domestic relations order;

            (8) paid on account of an IRS levy upon the qualified contract;

            (9) paid from an IRA for medical insurance (as defined in the Code);

            (10) paid from an IRA for qualified higher education expenses; or

            (11) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

      The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

      With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

      We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals--Tax-Sheltered Annuities

      The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made when an owner:

            (1) reaches age 59 1/2;

            (2) has a severance from employment;

            (3) dies;

            (4) becomes disabled (as that term is defined in the Code);

            (5) in the case of hardship; or

            (6) has account balances as of December 31, 1988.

      However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

      We do not allow loans from Tax-Sheltered Annuity contracts.

Taxation of Death Benefits

      Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

      Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

      Certain death benefits available for use with a qualified contract may be considered by the IRS as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts.

      Furthermore, the Code provides that the assets of an IRA (including Roth
IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits that may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

      You should consult your tax advisor regarding these features and benefits prior to purchasing a contract or adding an additional death benefit to your contract.

Diversification and Owner Control

      The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. BMA believes that the investment portfolios are being managed so as to comply with the requirements.

      Neither the Code nor the IRS Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the investment portfolios. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of BMA and the manager of the underlying investments, no arrangement may exist between a contract owner and BMA regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or BMA regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided, which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

      Due to the uncertainty in this area, BMA reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY

      You can have access to the money in your contract:

            (1) by making a withdrawal (either a partial or a complete withdrawal);

            (2) by electing to receive annuity payments; or

            (3) when a death benefit is paid to your beneficiary.

      Withdrawals can only be made during the accumulation phase.

      When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal:

        o less any applicable withdrawal charge,

        o less any premium tax, and

        o less any contract maintenance charge.

(See Section 5. Expenses for a discussion of the charges.)

      Unless you instruct BMA otherwise, any partial withdrawal will be made pro-rata from all the investment portfolio(s) and the fixed account option you selected. You will be allowed only one partial withdrawal per contract year. Under most circumstances, the amount of any partial withdrawal must be for at least $500 (withdrawals made pursuant to the Automatic Withdrawal Program, Required Minimum Withdrawal Option and the Substantially Equal Periodic Payment Withdrawal Option are not subject to this minimum). BMA requires that after a partial withdrawal is made you keep at least $1,000 in any investment portfolio and $1,000 in Fixed Account I. BMA also requires that after a partial withdrawal is made you keep at least $10,000 in your contract.

      We will pay the amount of any withdrawal from the investment portfolios within 7 days of a receipt in good order of your request unless the suspension or deferral of payments or transfers provision is in effect (see "Suspension of Payments or Transfers") below. Use of a certified check to purchase the contract may expedite the payment of your withdrawal request if the withdrawal request is received soon after your payment by certified check.

      There are limits to the amount you can withdraw from a TSA contract. For a more complete explanation, see the discussion in the "Taxes" Section and the discussion in the Statement of Additional Information.

      Income taxes and tax penalties may apply to any withdrawal you make.

Additional Withdrawal Option

      Under this option you have the ability to surrender all of the contract value during the first 30 days of the third contract year without incurring a withdrawal charge. This option must be elected before the third contract year and the effective date of the surrender must be within the first 30 days of the third contract year. This option is not available for a Section 1035 exchange, direct rollover or direct transfer to another annuity contract.

Automatic Withdrawal Program

      The Automatic Withdrawal Program provides periodic payments to you. Each payment must be for at least $100. You may elect to have payments made monthly, quarterly, semi-annually or annually. The first 10% of the Remaining Purchase Payments as of the beginning of the contract year is not subject to the withdrawal charge. A withdrawal charge will be applied to any withdrawals in excess of the first 10% withdrawn and will result in a reduction in remaining contract value. If you use this program, you may not make any other withdrawals (including a partial withdrawal). For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5.--Expenses.

      All Automatic Withdrawals will be made on the 15th day of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day then the payment will be the next business day. You must remain in the program for a minimum of 6 months. All distributions will be by electronic fund transfer.

      If you have made a partial withdrawal prior to electing this option, the Automatic Withdrawal Program will not take effect until the next contract year.

      No other withdrawal option or Dollar Cost Averaging transfers will be allowed if you are participating in the Automatic Withdrawal Program.

      Income taxes and tax penalties may apply to automatic withdrawals.

Required Minimum Withdrawal Option

      If you own an IRA or a TSA contract, you may elect the Required Minimum Withdrawal Option. Under this Option, BMA will make payments to you from your contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for qualified plans. BMA will make payments to you periodically (currently, monthly, quarterly, semi-annually or annually). The payments will not be subject to the withdrawal charge.

      The IRS has issued new regulations regarding required minimum distributions from qualified plans. These new rules generally became effective January 1, 2002. One of these new regulations, which is not currently in effect, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as the death benefits provided for in the contract and, if elected, the rider as explained later in this prospectus. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined and when the regulation will become effective. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

      No Dollar Cost Averaging transfers or other withdrawal option will be allowed if you are participating in the Required Minimum Withdrawal Option.

      There is no guarantee that you will not outlive payments, which are scheduled to be made for your life expectancy.

Substantially Equal Periodic Payment Withdrawal Option

      Under the option, periodic withdrawals are made for your life or life expectancy or the joint life or life expectancies of you and your designated beneficiary. These scheduled periodic withdrawals are intended to qualify for an exception to the 10% penalty on distributions before age 59 1/2 under Code Sections 72(q) and 72(t). (See Section 6 Taxes--Withdrawals--Non-Qualified Contracts; Withdrawals--Qualified Contracts.)

      Withdrawals under this option will not be subject to a withdrawal charge. No other withdrawal options may be elected while the option is in effect. Once withdrawals have started, you cannot make any additional payments to the contract.

      There is no guarantee that you will not outlive payments, which are scheduled to be made for your life expectancy.

Suspension of Payments or Transfers

      BMA may be required to suspend or postpone payments from the investment portfolios for withdrawals or transfers for any period when:

            (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

            (2) trading on the New York Stock Exchange is restricted;

            (3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or BMA cannot reasonably value the shares of the investment portfolios;

            (4) during any other period when the Securities and Exchange Commission (SEC), by order, so permits for the protection of owners.

      BMA has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than 6 months.

8. PERFORMANCE

      BMA may periodically advertise performance of the various investment portfolios. BMA will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the coverage charge and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charges and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures that will reflect the deduction of the coverage charge, contract maintenance charges, and withdrawal charges, as well as the fees and expenses of the investment portfolio. BMA may also advertise the historical performance of certain investment portfolios whose inception dates precede the date the accumulation units of your contract invested in the portfolio.

      BMA may advertise yield information. If it does, it will provide you with information regarding how yield is calculated.

      BMA may, from time to time, include in its advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

      More detailed information regarding how performance is calculated is found in the Statement of Additional Information (SAI).

      Future performance will vary and the results shown are not necessarily representative of future results.

9. DEATH BENEFIT

Upon Your Death

      If you die during the accumulation phase, BMA will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

      The amount of the death benefit depends on how old you are on the day we issue your contract. If BMA issues your contract prior to your 81st birthday, the death benefit will be the greater of (1) or (2), where:

            (1) is the contract value on the Death Benefit Date; and

            (2) is the death benefit reset amount described below after adjustments for purchase payments, partial withdrawals, and any charges made since the last reset date.

      However, in no case will the death benefit be less than the Total Adjusted Purchase Payments.

      The first death benefit reset amount is equal to the initial purchase payment. The death benefit reset amount is then re-determined on the last day of each contract year prior to your 81st birthday. On these determination dates, the death benefit reset amount is set to be the greater of:

            (1) the prior year's death benefit reset amount after adjustments for purchase payments, partial withdrawals and any charges made in the past year; or

            (2) the contract value.

      The Death Benefit Date is the date due proof of death and request for payment are received by us.

      Total Adjusted Purchase Payments is the total purchase payments adjusted to reflect partial withdrawals. On the issue date of the contract, the Total Adjusted Purchase Payments is equal to the initial purchase payment. The Total Adjusted Purchase Payments prior to a partial withdrawal is equal to the Total Adjusted Purchase Payments after the most recent partial withdrawal, or the issue date if there have been no partial withdrawals, plus any purchase payments made since the last partial withdrawal.

      The adjustment to the death benefit reset amount and the Total Adjusted Purchase Payments for withdrawals is pro-rata. This means that the value after a withdrawal is equal to the value prior to the withdrawal, multiplied by the contract value after the withdrawal divided by the contract value prior to the withdrawal.

      If the owner's age at issue is 81 through 85, the death benefit will be the greater of contract value or Total Adjusted Purchase Payments.

      If the owner's age at issue is 86 or older, the amount of the death benefit will be the contract value.

      In the event that your spouse elects to continue the contract in his or her name, in accordance with the death benefit options, we will not pay a death benefit. However, the contract value will equal the amount of the death benefit as provided above. The amount of any future death benefit will be determined as provided above.

      If the ownership of the contract is changed, except where the contract is being continued by your surviving spouse, the death benefit amount will be determined as above. However, Total Adjusted Purchase Payments will be equal to the contract value on the effective date of the change of owner, adjusted for purchase payments and partial withdrawals made since the change. Death benefits will be determined based on the age of the new owner as of the date of the change.

      If the owner is a non-natural person, the age of the annuitant will be used to determine any death benefits.

      If there are joint owners, death benefits will be based on the age of the oldest joint owner.

      The death benefit amount in the Separate Account remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

Plus 70/50 Optional Death Benefit Rider (Plus 70/50 Benefit)

      At the time you purchase your contract, you can elect the Plus 70/50 Optional Death Benefit Rider. This Rider may not be available in your state (check with your registered representative regarding the availability of this Rider).

      Under this Rider an additional death benefit will be paid equal to:

            (1) 70% of the excess, if any, of the Additional Death Benefit Ending Value over the Additional Death Benefit Base Value for owners age 69 or younger on the date the contract was issued, or

            (2) 50% of the excess, if any, of the Additional Death Benefit Ending Value over the Additional Death Benefit Base Value for owner ages 70 to 75 on the date the contract was issued.

      The excess of the Additional Death Benefit Ending Value over the Additional Death Benefit Base Value may not exceed:

            (1) 70% of the Total Adjusted Purchase Payments, less purchase payments made during the 12 months prior to the Death Benefit Date, except for purchase payments made during the first contract year, for owners age 69 or younger on the date the contract was issued, or

            (2) 50% of the Total Adjusted Purchase Payments, less purchase payments made during the 12 months prior to the Death Benefit Date, except for purchase payments made during the first contract year, for owners age 70-75 on the date the contract was issued.

      Additional Death Benefit Base Value is equal to the Total Adjusted Purchase Payments. For the surviving spouse who elects to continue the contract, Total Adjusted Purchase Payments is equal to the contract value on the date of continuation, adjusted to reflect purchase payments and partial withdrawals made since the date of continuation.

      Additional Death Benefit Ending Value is the lesser of:

            (1) the contract value on the Death Benefit Date; and

            (2) the contract value on the deceased owner's 81st birthday, if the Death Benefit Date is subsequent to the deceased owner's 81st birthday.

      Total Adjusted Purchase Payments is the total purchase payments adjusted to reflect partial withdrawals. Partial withdrawals will be reflected on a pro-rata basis. That is, the amount of Total Adjusted Purchase Payments after a partial withdrawal is equal to the Total Adjusted Purchase Payments before the withdrawal multiplied by the contract value after the withdrawal divided by the contract value before the withdrawal.

      If the owner of this contract is changed, death benefits under this Rider will be determined based on the age of the new owner, as of the date of the change.

      In the event that your spouse elects to continue the contract, the amount of the additional death benefit provided above will be added to the contract value. Provisions of the rider will continue as if your spouse had purchased the contract on the date of continuation, with the initial purchase payment equal to the contract value, including the additional death benefit, on that date. For purposes of calculating future death benefits, your spouse's age on the date of continuation will be used.

      If this contract is owned by joint owner, age is based on the age of the oldest joint owner. If the owner is a non-natural person, age is based on the age of the annuitant.

      If you select the Plus 70/50 Benefit, the coverage charge for your contract will be higher than it would have been without this benefit.

      You will not receive any benefit under the Plus 70/50 Benefit if there is no gain under your contract when the death benefit is calculated.

      This Rider is irrevocable.

      Appendix C to this prospectus contains examples of how the Plus 70/50 Benefit is calculated.

      The Plus 70/50 Benefit is available for use with non-qualified contracts, with IRA contracts (including SEPs, transfers and rollovers) and TSA contracts. This feature is not available for use with Roth IRA contracts.

Payment of Death Benefits

      Upon the death of an owner during the accumulation phase, the entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. Unless the Internal Revenue Code provides otherwise, a spousal beneficiary may only continue the contract one time. Payment to the beneficiary (other than a lump sum) may only be elected during the 60-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

      If you or any joint owner dies during the income phase, any remaining payments under the annuity option chosen will continue at least as rapidly as under the method of distribution in effect at the time of death. If you die during the income phase, the beneficiary becomes the owner.

      See Section 6. Taxes--Taxation of Death Benefits regarding the tax treatment of death proceeds.

Death of Annuitant

      If the annuitant, who is not an owner, dies during the accumulation phase, the owner or the youngest joint owner will become the annuitant, unless another annuitant is designated. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

      Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected. The death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

10. OTHER INFORMATION

BMA

      Business Men's Assurance Company of America ("BMA" or "us," "ours," "we"), 2000 Wade Hampton Blvd., Greenville, SC 29615-1064 was incorporated on July 1, 1909 under the laws of the state of Missouri. As of December 31, 2003, Business Men's Assurance Company of America became a South Carolina domiciled insurance company. BMA is licensed to do business in the District of Columbia and all states except New York. BMA is a wholly owned subsidiary of Liberty Life Insurance Company, which is an insurance company domiciled in the state of South Carolina.

      BMA's obligations arising under the contracts are general obligations of BMA.

The Separate Account

      BMA has established a separate account, BMA Variable Annuity Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of BMA adopted a resolution to establish the Separate Account under Missouri insurance law on September 9, 1996. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

      The assets of the Separate Account are held in BMA's name on behalf of the Separate Account and legally belong to BMA. However, those assets that underlie the contract are not chargeable with liabilities arising out of any other business BMA may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts BMA may issue.

Distributor

     Tamarack Distributors Inc., 100 South 5th Street, Suite 2300, Minneapolis, MN 55402 acts as the distributor of the contracts. The offering is on a continuous basis. Tamarack Distributors, Inc. was organized under the laws of the state of Missouri on February 23, 1959. Tamarack Distributors Inc. is a member of the NASD. Tamarack Distributors Inc. is a wholly owned subsidiary of RBC Dain Rauscher Corp. and an affiliate of BMA.

      Broker-dealers will be paid commissions of up to 5.4% of purchase payments in connection with the sale of the contracts. Sometimes, BMA may enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission. BMA may, from time to time, pay promotional cash incentives that increase the amount of compensation.

      BMA may also provide financial and other types of support for educational, training and client seminars sponsored by the broker-dealer.

      Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts for their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

           The Statement of Additional Information contains additional information regarding the distributor and sales of the contracts.

Administration

      We have hired Liberty Insurance Services (LIS), 2000 Wade Hampton Blvd., Greenville, SC 29615-1064 to perform certain administrative services regarding the contracts. The administrative services include issuance of the contracts and maintenance of contract records. Claims are handled jointly between BMA and LIS.

Ownership

      Owner. You, as the owner of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. The beneficiary becomes the owner upon the death of the owner.

      Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

      The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

      Assignment. You can assign the contract at any time during your lifetime. BMA will not be bound by the assignment until it receives the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

      If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Legal Proceedings

      There are no material pending legal proceedings, other than ordinary routine litigation incidental to BMA's business, to which the Separate Account, Tamarack Distributors Inc. (the principal underwriter) or BMA is a party.

Financial Statements

      The financial statements of BMA and the Separate Account have been included in the Statement of Additional Information.

                           (TO BE FILED BY AMENDMENT)


                            Table of Contents of The
                       Statement of Additional Information

Company
Experts
Legal Opinions
Distributor
Reduction or Elimination of Withdrawal Charge
Calculation of Performance Data
Federal Tax Status
Annuity Provisions
Mortality and Expense Guarantee
Financial Statements


                                       A-1

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History - The following schedule includes Accumulation Unit values for the periods shown. This data has been extracted from the Separate Account's audited December 31, 2004 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes that are included in the Statement of Additional Information.

                           (TO BE FILED BY AMENDMEDNT)


                                       B-6
                                   APPENDIX B

                              INVESTMENT PORTFOLIOS

      The following is a summary of the investment objectives and strategies of each investment portfolio. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio. There is no assurance that the investment objectives will be achieved. Certain portfolios may not be available in your state (check with your registered representative).

INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisor, LLC (Advisor), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. The Advisor has engaged Sub-Advisors to provide investment advice for the individual investment portfolio. The following investment portfolios are available under the contract:

            Standish Mellon Asset Management Company, LLC is the Sub-Advisor to the following Portfolios:

                  Intermediate Fixed Income Portfolio

                          The goal of this Portfolio is to seek a high level of
                    current income consistent with preserving capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in investment grade fixed income securities and the Portfolio's average dollar- weighted effective portfolio maturity will be greater than 3 years and less than 10 years.

                  Money Market Portfolio

                          The goal of this Portfolio is to seek to obtain the
                    highest level of current income while preserving capital and maintaining liquidity. It invests in carefully selected short-term fixed income securities issued by the U.S. government and its agencies and by other stable financial institutions.

                          Although the Portfolio seeks to maintain a constant
                    net asset value of $1.00 per share, there can be no assurance that the Portfolio can do so on a continuous basis. An investment in the Money Market Portfolio is not guaranteed. After charges are deducted from the annuity contract, it is possible, particularly in a lower short-term interest rate environment, that an investment in the Money Market Portfolio may result in a negative investment return.

                  Global Fixed Income Portfolio

                          The Portfolio's objective is to maximize total return
                    while realizing a market level of income consistent with preserving both capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in fixed income securities of foreign governments or their political subdivisions and companies located in at least 3 countries around the world, including the United States. Usually, the Portfolio will invest in no fewer than 8 foreign countries.

            The Boston Company Asset Management, LLC is the Sub-Advisor to the following portfolio:

                  Mid Cap Equity Portfolio

                          The goal of the Portfolio is to achieve long-term
                    growth of capital through investment primarily in equity securities of mid capitalization companies. During normal conditions, the Portfolio will invest at least 80% of its assets in securities issued by mid capitalization companies. Mid capitalization companies are those companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of approximately 400 companies with mid-market capitalizations relative to the market capitalizations of other U.S. companies. The S&P Mid-Cap 400 Index is reconstituted periodically to reflect changes in the marketplace.

            Columbia Management Advisors, Inc. is the Sub-Advisor to the following Portfolios:

                  Small Cap Equity Portfolio

                          The Portfolio seeks long-term capital appreciation.
                    During normal market conditions, the Portfolio will invest at least 80% of its total net assets in a diversified portfolio of common stocks and equity-type securities of companies with market capitalization, at the time of purchase, equal to or less than the capitalization of the largest stock in the Standard & Poor's Small Cap 600 Index ($4.87 billion as of December 31, 2003). The Portfolio's Sub-Advisor seeks to invest in entrepreneurially managed companies that serve large and growing markets and have the ability to grow their market share.

                  Large Cap Growth Portfolio

                          The goal of this Portfolio is long-term capital
                    appreciation. The Portfolio invests, during normal market conditions, at least 80% of its total net assets in common stocks and other equity-type securities of companies exceeding $10 billion in market capitalization at the time of purchase. The Portfolio's Sub-Advisor will focus on companies that it believes have long-term appreciation possibilities.

            Babson Capital Management LLC is the Sub-Advisor to the following
Portfolio:

                  Large Cap Value Portfolio

                          The goal of this Portfolio is long-term growth of
                    capital and income by investing principally in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets. During normal conditions, the Portfolio invests at least 90% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.

           Lord, Abbett & Co. LLC is the Sub-Advisor to the following Portfolio:

                  Growth & Income Portfolio

                          This Portfolio seeks to provide long-term growth of
                    capital and income without excessive fluctuation in market value. During normal market conditions, the Portfolio will primarily invest in equity securities of large, seasoned U.S. and multinational companies, of at least $5 billion in market capitalization at the time of purchase, which the Portfolio's Sub-Advisor believes are undervalued. This market capitalization may vary in response to changes in the markets.

            Kornitzer Capital Management, Inc. is the Sub-Advisor to the following Portfolio:

                  Balanced Portfolio

                          The goal of this Portfolio is both long-term capital
                    growth and high current income. It invests in both stocks and fixed income securities. The balance of stocks and bonds in the Portfolio can change based on the Portfolio Sub-Advisor's view of economic conditions, interest rates, and stock prices. Generally, the Portfolio's assets will be invested in common stocks, in high yielding corporate bonds, and in convertible securities. Convertible securities offer current income like a corporate bond, but can also provide capital appreciation through their conversion feature (the right to convert to common stock). During normal market conditions, the Portfolio will generally invest a minimum of 25% of its total net assets in fixed income securities and a minimum of 25% of its total net assets in equity securities.

JANUS ASPEN SERIES (Institutional Shares)

      Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment advisor. The following Investment Portfolio is available under the contract:

                  Janus Aspen Series International Growth Portfolio

                          The Portfolio seeks long-term growth of capital. The
                    Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

THE ALGER AMERICAN FUND (Class O Shares)

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  advisor.  The  following investment portfolios are available under the contract:

                  Alger American Growth Portfolio

                          This Portfolio seeks long-term capital appreciation.
                    It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

                  Alger American Leveraged AllCap Portfolio

                          This Portfolio seeks long-term capital appreciation.
                    Under normal circumstances, the Portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, in amounts up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

                  Alger American MidCap Growth Portfolio

                          This Portfolio focuses on midsize companies with
                    promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index and S&P MidCap 400 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following investment portfolios are available under the contract:

                  VP Income & Growth

                          The Portfolio seeks capital growth by investing in
                    common stocks. Income is a secondary objective. The Portfolio will generally be invested in equity securities of companies comprising the 1500 largest publicly traded companies in the United States. The management team strives to outperform the Standard & Poor's 500 Composite Stock Price Index over time without taking on significant additional risk.

                  VP Value

                          This Portfolio seeks long-term capital growth as a
                    primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Advisor believes are undervalued at the time of purchase.

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

                          The objective of this Portfolio is to match, as
                    closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor to the Portfolios. The following investment portfolio is available under the contract:

                  Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

                          The Portfolio seeks investment returns (consisting of
                    capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Portfolio invests at least 80% of its assets in stocks.

VARIABLE INSURANCE PRODUCTS FUND (Service Class 2)

      The Variable Insurance Products Fund Portfolios are managed by Fidelity Management & Research Company. The following investment portfolios are available under the contract:

                  Fidelity VIP Overseas Portfolio

                          This Portfolio seeks long-term growth of capital by
                    investing at least 80% of its total assets in non-U.S. securities and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

                  Fidelity VIP Growth Portfolio

                          This Portfolio seeks to achieve capital appreciation
                    by investing primarily in common stocks of companies that the Advisor believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

                  Fidelity VIP Contrafund(R)) Portfolio

                          This Portfolio seeks long-term capital appreciation by
                    investing primarily in common stocks of companies whose value the Advisor believes is not fully recognized by the public.

AIM VARIABLE INSURANCE FUNDS

     AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment advisor. INVESCO Institutional (N.A.), Inc. is the sub-advisor to the AIM V.I. Core Stock Fund. The following investment portfolios are available under the contract:

                  AIM V. I. High Yield Fund (Series I Shares)

                          The Fund seeks to achieve a high level of current
                    income. The Fund normally invests at least 80% of its net assets in non-investment grade debt securities, i.e., "junk bonds" and preferred stocks.

                  AIM V.I. Core Stock Fund (formerly known as INVESCO VIF-Core Equity Fund) (Series I Shares)

                          The Fund seeks to provide a high total return through
                    both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common and preferred stocks that the Fund holds will be dividend-paying. The Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to equity securities that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government corporate bonds that are rated investment grade or better.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC, a subsidiary of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following investment portfolio is available under the contract:

                  Lazard Retirement Small Cap Portfolio

                          The Portfolio seeks long-term capital appreciation. It
                    invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index(R)) that the manager believes are undervalued based on their earnings, cash flow or asset values.

VANGUARD VARIABLE INSURANCE FUNDS

Vanguard Variable Insurance Funds is a mutual fund with multiple portfolios. The Vanguard Group is the investment advisor to the Mid-Cap Index Portfolio, REIT Index Portfolio, Total Bond Market Index Portfolio, and Total Stock Market Index Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC are the investment advisors to the Small Company Growth Portfolio. PRIMECAP Management Company is the investment advisor to the Capital Growth Portfolio. Contract value invested in Vanguard Variable Insurance Funds will have a higher coverage charge. These portfolios may not be available in your state (check with your registered representative). The following investment portfolios are available under the contract:

                  Mid-Cap Index Portfolio

                          The Mid-Cap Index Portfolio seeks to trace the
                   performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" -- or indexing -- investment approach designed to track the performance of the Morgan Stanley Capital International(R)) (MISCI(R))) US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

                  REIT Index Portfolio

                          The REIT Index Portfolio seeks to provide a high level
                   of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by real estate investment trusts (known as REITs); the remaining assets are allocated to cash investments. The Portfolio employs a "passive management" -- or indexing -- investment approach, by holding a mix of securities that seek to track the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs.

                  Total Bond Market Index Portfolio

                          The Total Bond Market Index Portfolio seeks to track
                   the performance of a broad market-weighted bond index. The Portfolio employs a "passive management" - or indexing strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

                  Total Stock Market Index Portfolio

                          The total Stock Market Index Portfolio seeks to track
                   the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive-management" - or indexing - investment approach designed to track the performance of the Wilshire 5000 Total Market Index by investing primarily in three Vanguard funds - Vanguard(R)) Total Stock Market Index Fund, Vanguard Variable Insurance Fund-Equity Index Portfolio, and Vanguard(R)) Extended Market Index Fund. The Wilshire 5000 Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

                  Small Company Growth Portfolio

                          The Small Company Growth Portfolio seeks to provide
                   long-term capital appreciation. The Portfolio invests mainly in the stock of small companies. These companies are considered by the Portfolio's advisors to have above-average prospects for growth, but often provide little or no dividend income. The Portfolio employs multiple investment advisors.

                  Capital Growth Portfolio

                          The Capital Growth Portfolio seeks to provide
                   long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.


                                   APPENDIX C

                        PLUS 70/50 OPTIONAL DEATH BENEFIT

      The following examples show you how we calculate the Plus 70/50 Optional Death Benefit if you elect the additional death benefit option. The examples are purely hypothetical and are for illustrative purposes only.

      Example 1--Assume a purchase payment of $100,000 is made on the issue date. Assume no withdrawals have been made, the contract was issued before the owner's 70th birthday, the contract value on the Death Benefit Date is $130,000 and the Death Benefit Date is prior to the owner's 81st birthday.

      The Plus 70/50 Optional Death Benefit is determined as follows:

      (1) Contract value on Death Benefit Date less Total Adjusted Purchase Payments                       $   30,000
      (2) 70% of Total Adjusted Purchase Payments                                                          $   70,000
      (3) Lesser of (1) or (2)                                                                             $   30,000
      (4) 70% of (3)                                                                                       $   21,000
Thus, the Plus 70/50 Optional Death Benefit is                                                             $   21,000

      Example 2--Assume a purchase payment of $100,000 is made on the issue date and an additional purchase payment of $25,000 is made 2 years later. Assume the owner dies 6 months after the additional purchase payment is made and the contract value on the Death Benefit Date is $225,000. Assume no withdrawals have been made, the contract was issued prior to the owner's 70th birthday, and the Death Benefit Date is prior to the owner's 81st birthday.

      The Plus 70/50 Optional Death Benefit is determined as follows:

      (1) Contract value on Death Benefit Date less Total Adjusted Purchase Payments                                  $   100,000
      (2) 70% of Total Adjusted Purchase Payments less purchase payments made in the 12 months prior to the Death
         Benefit Date                                                                                                 $    70,000
      (3) Lesser of (1) or (2)                                                                                        $    70,000
      (4) 70% of (3)                                                                                                  $    49,000
Thus, the Plus 70/50 Optional Death Benefit is                                                                        $    49,000

      Example 3--Assume a purchase payment of $100,000 is made on the issue date, and that the contract is issued prior to the owner's 70th birthday. Assume an additional purchase payment of $15,000 is made 2 years later. Also, assume that a withdrawal of $25,000 is made in the 4th contract year, and that the contract value just prior to the withdrawal is $155,000. Assume that the contract value on the Death Benefit Date is $130,000, and the Death Benefit Date is prior to the owner's 81st birthday.

      The Plus 70/50 Optional Death Benefit is determined as follows:

      (1) Contract value on Death Benefit Date less Total Adjusted Purchase Payments*                                 $    33,548
      (2) 70% of Total Adjusted Purchase Payments*                                                                    $    67,516
      (3) Lesser of (1) or (2)                                                                                        $    33,548
      (4) 70% of (3)                                                                                                  $    23,484
Thus, the Plus 70/50 Optional Death Benefit is                                                                        $    23,484

---------------------

* Total Adjusted Purchase Payments is calculated as follows:

      (Purchase payments prior to the withdrawal) multiplied by (contract value after withdrawal) divided by (contract value before withdrawal) equals $115,000 x $130,000/$155,000 = $96,452


                               Detach and mail to:

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                2000 WADE HAMPTON BLVD. GREENVILLE, SC 29615-1064


      Please send me, at no charge, the Statement of Additional Information dated April 29, 2005 for the Clarity Variable Annuity Contract 2+2 VA issued by BMA.

               (Please print or type and fill in all information)



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                         State                                Zip Code




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       and

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus for the Individual Flexible Payment Variable Annuity Contracts which are referred to herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, call or write the Company at: (800) 423-9398, 2000 Wade Hampton Blvd., Greenville, South Carolina 29615-1064.

This Statement of Additional Information and the prospectus are dated April 29, 2005.


                                TABLE OF CONTENTS



                                                                            Page


COMPANY.....................................................................

EXPERTS.....................................................................

LEGAL OPINIONS..............................................................

DISTRIBUTOR.................................................................

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE...........................

CALCULATION OF PERFORMANCE DATA.............................................

FEDERAL TAX STATUS..........................................................

ANNUITY PROVISIONS..........................................................

MORTALITY AND EXPENSE GUARANTEE.............................................

FINANCIAL STATEMENTS........................................................


                                     COMPANY

Business Men's Assurance Company of America ("BMA" or "us," "ours," "we," "Company"), P.O. Box 419458, Kansas City, Missouri 64141-6458 was incorporated on July 1, 1909 under the laws of the state of Missouri. As of December 31, 2003, BMA became a South Carolina domiciled insurance company. BMA is licensed to do business in the District of Columbia and all states except New York. BMA is a wholly owned subsidiary of Liberty Life Insurance Company, which is an insurance company domiciled in the state of South Carolina.


                                     EXPERTS

                           (TO BE FILED BY AMENDMENT)


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Contracts.


                                   DISTRIBUTOR

Tamarack Distributors Inc. ("Distributor") acts as the distributor for the contracts. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402. Distributor is an affiliate of BMA. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:

                                                                                      Aggregate Amount of
                                                                                      Commissions Retained
                                                Aggregate Amount of                   By Distributor After
                                                Commissions Paid to                   Payments to Selling
   Fiscal Year                                     Distributor                              Firms
   -----------                                  ------------------                    -------------------
      2002                                          $_________                             $ - 0 -
      2003                                          $_________                             $ - 0 -
      2004                                          $_________                             $ - 0 -

Distributor passes through commissions to selling firms for their sales. In addition, we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional and varied compensation to selected firms, including marketing allowances, preferred status fees, continuing education, training, client seminars, firm conferences and industry conference fees. We and the Distributor have put procedures in place whereby we assess the potential effectiveness of our relationship with the selling firms. It is our policy to focus our attention and additional compensation on those firms ("Focus Firms") that provide us the opportunity to provide continuing education and training to the firm's registered representatives to participate in client seminars and to attend and participate in firm conferences. Our selection of Focus Firms is subjective on our part and reflects our assessment of potential results of the relationship. The additional compensation may or may not be based on prior sales. The following list sets forth the names of the firms that received additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts).

[LIST OF SELLING FIRMS]


The prospectus contains more information regarding the Distributor.


                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination of the Withdrawal Charge will be unfairly discriminatory to any person.



                         CALCULATION OF PERFORMANCE DATA

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the coverage charge, the expenses for the underlying investment portfolio being advertised and any applicable contract maintenance charges and withdrawal charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described.

The formula used in these calculations is:

                           n
                P ( 1 + T)   =  ERV

Where:

         P = a hypothetical initial payment of $1,000

         T = average annual total return

         n = number of years

       ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge and contract maintenance charge. The deduction of any withdrawal charge and contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Yield

The Money Market Portfolio. The Company may advertise yield and effective information for the Money Market Portfolio. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the subaccount refers to the income generated by an investment in the subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Money Market Portfolio's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a seven day period. The return is determined by dividing the net change (exclusive of any capital changes and income other than investment income) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the coverage charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

         (Effective yield = [(Base Period Return + 1)365/7]-1.)

The Company does not currently advertise any yield information for the Money Market Portfolio.

Other Portfolios. The Company may also quote current yield in sales literature, advertisements and Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Portfolio) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the coverage charge and the contract maintenance charge) by the accumulation unit value on the last day of the period, according to the following formula:

                             6
       Yield = 2 [(a-b) + 1]   - 1]
                  -----
                          cd
Where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the subaccount.

b  =  expenses accrued for the period (net of reimbursements).

c = the average daily number of accumulation units outstanding during the period.

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day (or one month) periods identified in the advertisement or communication. Yield calculations assume no withdrawal charge. The Company does not currently advertise any yield information for any Portfolio.




Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


                               FEDERAL TAX STATUS


Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under Federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the investment portfolios. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of BMA and the manager of the underlying investments, no arrangement may exist between a contract owner and BMA regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or BMA regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Due to continuing uncertainty in this area, BMA processes partial 1035 exchanges on a limited basis.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If a Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

Certain death benefits for use with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Section 401, Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Qualified Contract.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization. On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.(See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAS

Section 408(A) of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.)

The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new regulations regarding required minimum distributions from qualified plans. These new rules generally became effective January 1, 2002. One of these new regulations, which is not currently in effect, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as a stepped-up death benefit or an additional death benefit available in your contract.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined and when the regulation will become effective. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                               ANNUITY PROVISIONS

Fixed Annuity

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity will be determined in accordance with annuity tables contained in the contract.

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

Annuity Unit Value

On the Annuity Date a fixed number of Annuity units will be purchased as follows:

For each Subaccount the fixed number of Annuity units is equal to the Adjusted Contract Value for all Subaccounts, divided first by $1000, then multiplied by the appropriate Annuity Payment amount from the Annuity Table contained in the Contract for each $1000 of value for the Annuity Option selected, and then divided by the Annuity unit value for that Subaccount on the Annuity Date. After that, the number of Annuity units in each Subaccount remains unchanged unless you elect to transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each Annuity Payment date, the total Variable Annuity Payment is the sum of the Annuity Payments for each Subaccount. The Variable Annuity Payment in each Subaccount is determined by multiplying the number of Annuity units then allocated to such Subaccount by the Annuity unit value for that Subaccount. On each subsequent business day, the value of an Annuity unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Accumulation Units".

Second: The value of an Annuity unit for a business day is equal to:

                  a. the value of the Annuity unit for the immediately preceding business day;

                  b. multiplied by the Net Investment Factor for current business day;

                  c. divided by the Assumed Net Investment Factor (see below) for the business day.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular business day. The Assumed Investment Return that we will use is 3 1/2%. However, we may agree with you to use a different value.

BMA may elect to determine the amount of each annuity payment up to 10 business days prior to the elected payment date. The value of your contract less any applicable premium tax is applied to the applicable annuity table to determine the initial annuity payment.


                         MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each Annuity Payment after the first will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The statements of net assets of the sub accounts comprising the BMA Variable Annuity Account A as of December 31, 2004, and the related statements of operations and changes in net assets for the years ended December 31, 2004 and December 31, 2003 and the independent auditor's reports with respect thereto, follow.

The audited consolidated financial statements of the Company as of December 31, 2004 and 2003 and for each of the years in the three year period ended December 31, 2004, which are also included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                           (TO BE FILED BY AMENDMENT)



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a.   Financial Statements

          The financial statements of the Company and the Separate Account are contained in Part B hereof (to be filed by amendment).

     b.   Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*

          2. Not Applicable

          3.(a) Form of Principal Underwriter's Agreement###

          3.(b) Form of Selling Agreement###

          4.(a) Individual Variable Annuity Contract###

          4.(b) Waiver of Withdrawal Charges Rider###

          4.(c) Plus 70/50 Optional Death Benefit Rider###

          5. Application for Individual Variable Annuity Contract###

          6.(i)Copy of Articles of Incorporation of the Company+

            (ii) Copy of the Bylaws of the Company+

          7.   Not Applicable

          8.(a)Form of Fund  Participation  Agreement  among Variable  Insurance
               Products Fund, Fidelity Distributors Corporation and the Company#

          8.(b)Form of Fund  Participation  Agreement  among Variable  Insurance
               Products Fund II, Fidelity Distributors Corporation and the Company#

          8.(c)Form of Fund  Participation  Agreement  among The Alger  American
               Fund, Fred Alger and Company, Incorporated and the Company#

          8.(d)Form of Fund  Participation  Agreement  among Janus Aspen Series,
               Janus Distributors LLC and the Company##

          8.(e)Form of Fund  Participation  Agreement  by and  between  American
               Century Investment Services, Inc. and the Company##

          8.(f)Form of Fund  Participation  Agreement  among Dreyfus Stock Index
               Fund, Dreyfus Variable Investment Fund and the Company##

          8.(g)Form of  Fund  Participation  Agreement  among  INVESCO  Variable
               Investment Funds, Inc., INVESCO Funds Group, Inc. and the
               Company+

          8.(h)Form of Fund  Participation  Agreement  among  Lazard  Retirement
               Series, Inc. and the Company##

          8.(i)Form of Insurance Administrative Services Agreement between
               Liberty Insurance Services Corporation and the Company###

          9.   Opinion and Consent of Counsel (to be filed by amendment)

          10.  Consents of Independent Accountants (to be filed by amendment)

          11.  Not Applicable

          12.  Not Applicable

          13.  Company Organizational Chart###


     *Incorporated by reference to Registrant's Form N-4, as electronically filed on August 5, 1997. File # 333-32887

     #Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, as electronically filed on May 1, 2000. File # 333-32887

     ## Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, File No. 333-32887, as electronically file on April 30, 2003.

     ### Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 as Exhibit 14, File No. 333-104881, as electronically filed on August 25, 2003.

     +Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, File No. 333-104881, as electronically filed on April 30, 2004.

Item 25.    Directors and Officers of the Depositor

     The following is the names and principal business addresses and positions and offices of the individuals with BMA who are engaged directly or indirectly with the business of the Separate Account and the executive officers of BMA:

Name and Principal                               Positions and Offices
Business Address                                 with Depositor

Neil D. Skelding***.......................... Chairman  of the Board and Director

R. David Black*.............................. Director,  President and Chief Executive  Officer

Michael K. Deardorff**......................  Director, Senior Vice President -- Variable and Fixed Products

Guy H. Smith, III*..........................  Vice President, Finance and Treasurer

Ronald A. DeCicco**.........................  Vice President, Sales & Marketing, Variable and Fixed Products

Douglas W. Kroske*..........................  Vice President, Investments

John R. Obermeier, III*.....................  Vice President and Chief Actuary

David Attaway*..............................  Financial Reporting Officer & Assistant Treasurer

Marilyn Bailey**............................  Director, Variable Operations

Calvin D. Cherry**..........................  Director of Pricing & Illustration Actuary

Robert T. Coleman, III*.....................  Counsel and Assistant Secretary

Tracey L. Estes**...........................  Director -- Variable Product Sales

Christian G. Jefferson*.....................  Assistant Counsel and Assistant Secretary and
                                              Chief Privacy Officer

Connie R. Hill*.............................  Investment Compliance Officer

Murray P. McKissick, M.D.*..................  Medical Director

Patricia M. Nichols*........................  Assistant Treasurer

Judith J. Orth**............................  Marketing Director

Leigh A. Pagan*.............................  Director, Tax

Mary Ellen Ridgley**........................  Director of Compliance

Mark S. Wessel*.............................  Designated Anti-Money Laundering Officer
--------------

     * Principal business address is 2000 Wade Hampton Boulevard, Greenville, SC
29615-1064.

     ** Principal business address is 2300 Main Street, Suite 450, Kansas City,
MO 64108-4600.

     *** Principal business address is 6880 Financial Drive, Tower 1,
Mississauga, ON L5N7Y5.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     The Company organizational chart was filed as Exhibit 14 in Pre-Effective Amendment No. 1 to Form N-4 and is incorporated herein by reference.

Item 27.    Number of Contract Owners

As of February 10, 2005, there were 3 qualified contract owners and 2 non-qualified contract owners.

Item 28.    Indemnification

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     a. Tamarack Distributors Inc. is the principal underwriter for the Contracts. It is also the principal underwriter for: BMA Variable Life Account A, Investors Mark Series Fund, Inc. and Tamarack Funds Trust.

     b. The following are the officers and directors of Tamarack Distributors
Inc.:

    Name and                                     Positions and Offices
Business Address*                                with Underwriter
--------------------------                      ---------------------

Martin A. Cramer                                  Compliance Officer
4000 West 114th Street, Suite 200
Leawood, KS 66211

Jennifer Lammers*                                 Director

Deborah J. Kermeen*                               Chief Financial Officer/Financial Operations Principal

John G. Taft*                                     Chief Executive Officer and Director

*Principal business address is 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402.

      c.

        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

Tamarack Distributors Inc.               (TO BE FILED BY AMENDMENT)


Item 30.    Location of Accounts and Records

     The physical possession of the accounts, books or documents of the Separate Account which are required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Company at 2300 Main Street, Suite 450, Kansas City, MO 64108-4600 and at 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Kansas City, and the State of Missouri on the 15th day of February, 2005.



                         BMA VARIABLE ANNUITY ACCOUNT A
                                      (Registrant)

                         By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA (Depositor)


                           By: /s/MICHAEL K. DEARDORFF
                            -------------------------------------------------
                              Michael K. Deardorff
                             Sr. Vice President, Variable & Fixed Products


                         BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                         (Depositor)


                         By:/s/R. DAVID BLACK
                            -------------------------------------------------
                            R. David Black
                            President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                             TITLE                                  DATE
- ---------                                           -----                                  ----

/s/NEIL J. SKELDING                         Director, Chairman of the Board                  2-15-05
--------------------------                                                                   -------
Neil J. Skelding


/s/R. DAVID BLACK                           Director, President and Chief                    2-15-05
--------------------------                  Executive Officer                                -------
R. David Black



/s/MICHAEL K. DEARDORFF                     Director, Sr. Vice President,                    2-15-05
-----------------------------               Variable & Fixed Products                        --------
Michael K. Deardorff


/s/Guy H. Smith, III*                       Vice President, Finance and Treasurer            2-15-05
---------------------                                                                        --------
Guy H. Smith, III



*By: /s/R. DAVID BLACK
     --------------------------
     Attorney-in-Fact




                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 2 TO

                                    FORM N-4

                         BMA VARIABLE ANNUITY ACCOUNT A

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                                INDEX TO EXHIBITS

Exhibit                                                            Page

                           (TO BE FILED BY AMENDMENT)